Shareholder Report, Average Annual Return (Details)	3 Months Ended	12 Months Ended	27 Months Ended	35 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000228810
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Ultra Short Income ETF - $10,792	Bloomberg U.S. Aggregate Bond Index
C000229128
Average Annual Return [Line Items]
Line Graph and Table Measure Name	BNY Mellon Responsible Horizons Corporate Bond ETF - $9,980	Bloomberg U.S. Aggregate Bond Index
Without Sales Load [Member] | C000228810
Average Annual Return [Line Items]
Average Annual Return, Percent		5.76%		2.68%
Without Sales Load [Member] | C000229128
Average Annual Return [Line Items]
Average Annual Return, Percent		5.12%	(0.09%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%		(3.32%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent		2.63%	(1.33%)
ICE BofA 3-Month U.S. Treasury Bill Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.40%		3.15%
BNY Mellon Ultra Short Income ETF - Market Price Return
Average Annual Return [Line Items]
Average Annual Return, Percent		5.77%		2.67%
ICE BofA U.S. Corporate Index
Average Annual Return [Line Items]
Average Annual Return, Percent		5.04%	(0.01%)
BNY Mellon Responsible Horizons Corporate Bond ETF - Market Price Return
Average Annual Return [Line Items]
Average Annual Return, Percent		5.07%	(0.02%)